Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Vesting Scenarios (Details)	12 Months Ended
Feb. 28, 2019 shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based compensation, amount to vest annually for each Time-based Tranche	0.25
RSUs vesting period	3 years